Schedule I - STATEMENTS OF OPERATIONS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Condensed Income Statements, Captions [Line Items]
Cost of revenues	$ (104,741)	$ (87,883)	$ (57,412)
Selling expenses	(61,460)	(44,717)	(34,910)
General and administrative expenses	(24,919)	(21,253)	(19,468)
Operating income (loss)	22,848	15,950	21,110
Equity in income of subsidiaries and variable interest entities	(1,484)	(172)	(153)
Interest income	2,207	2,522	1,531
Interest expense	(2,819)	(3,331)	(1,049)
Exchange gain	3,296	2,476	128
Net income attributable to China Distance Education Holdings Limited	21,254	11,626	14,935
Parent Company
Condensed Income Statements, Captions [Line Items]
Cost of revenues	(23)	(161)	(164)
Selling expenses	(10)	(80)	(85)
General and administrative expenses	(3,100)	(2,887)	(3,250)
Operating income (loss)	(3,133)	(3,128)	(3,499)
Equity in income of subsidiaries and variable interest entities	23,776	14,763	19,287
Interest income	21	1	1
Interest expense	(2,261)	(2,110)	(1,362)
Exchange gain	2,851	2,100	508
Net income attributable to China Distance Education Holdings Limited	$ 21,254	$ 11,626	$ 14,935